Reverse Recapitalization (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Reverse Recapitalization [Line Items]
Authorized shares of capital		55,000,000
Par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Preferred stock par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Outstanding stock options Ratio		1:35
Business combination expire term		5 years
Number of aggregate ordinary shares		26,668
Percentage of aggregate ordinary shares		40.00%
Number of redeem shares		41,305
Gross redemption payments (in Dollars)		$ 3,822,431
Brilliant totaling (in Dollars)		$ 3,881,627
Common stock shares issued	[1]	2,098,999	1,259,333
Additional paid-in capital (in Dollars)		$ (938,416)
Brilliant [Member]
Reverse Recapitalization [Line Items]
Reduction to additional paid-in capital (in Dollars)		1,802,184
Transaction costs and fees (in Dollars)		$ 450,000
Warrant [Member]
Reverse Recapitalization [Line Items]
Warrants outstanding		837,625
Common Stock [Member]
Reverse Recapitalization [Line Items]
Authorized shares of capital		40,000,000
Common stock conversion shares		1,312,494
Common stock shares issued		1,312,494
Class A Ordinary Shares | Brilliant [Member]
Reverse Recapitalization [Line Items]
Redemption price per share (in Dollars per share)		$ 92.56
Preferred Stock [Member]
Reverse Recapitalization [Line Items]
Authorized shares of capital		15,000,000
Sponsor [Member]
Reverse Recapitalization [Line Items]
Common stock shares issued		12,935

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.